Note 9 - Acquisition of Business - Net Assets Acquired From Filter Group Inc. (Details) - CAD ($)	Dec. 31, 2018	Oct. 01, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Goodwill	$ 350,185,000		$ 291,492,000
Filter Group Inc [member]
Statement Line Items [Line Items]
Working capital		$ 927,000
Property, plant and equipment		6,154,000
Intangible assets		16,049,000
Goodwill		40,621,000
Long-term debt		(21,611,000)
Total consideration		42,140,000
Cash paid, net of working capital adjustment		3,000,000
Equity interests of acquirer		11,314,000
Liabilities incurred		27,826,000
Total consideration	$ 33,300,000	$ 42,140,000